Recapitalization	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Recapitalization [Abstract]
Recapitalization

Note 4 - Recapitalization

As discussed in Note 1, “Organization and Business Operations”, the Business Combination was consummated on October 19, 2023, which, for accounting purposes, was treated as the equivalent of Spectaire issuing stock for the net assets of PCCT, accompanied by a recapitalization. Under this method of accounting, PCCT was treated as the acquired company for financial accounting and reporting purposes under US GAAP.

Transaction Proceeds

Upon closing of the Business Combination, the Company received gross proceeds of $12.6 million from the Business Combination, offset by total transaction costs and other fees totaling of $12.6 million. The following table reconciles the elements of the Business Combination to the consolidated statements of cash flows and the consolidated statement of changes in stockholders’ deficit for the period ended December 31, 2023:

Cash-trust and cash, net of redemptions	$12,623,476
Less: transaction costs, loans and advisory fees, paid	(419,174)
Less: cash paid in connection with the forward purchase agreements	(12,204,302)
Net proceeds from the Business Combination	-
Less: deferred underwriting fees payable	(5,635,000)
Less: earnout liabilities	(49,894,000)
Less: convertible notes payable, accounts payable and accrued liabilities assumed (including accrued transaction legal costs of $6,211,891)	(9,739,970)
Add: other, net	24,004
Reverse recapitalization, net	$(65,244,966)

The number of shares of Common Stock issued immediately following the consummation of the Business Combination were:

PCCT Class A common stock, outstanding prior to the Business Combination	2,080,915
Less: Redemption of PCCT Class A common stock	(952,924)
Class A common stock of Perception Capital Corp. II	1,127,991
PCCT Class B common stock, outstanding prior to the Business Combination	5,750,000
Business Combination shares	6,877,991
Spectaire Shares	8,466,873
Common Stock immediately after the Business Combination	15,344,864

The number of Spectaire shares was determined as follows:

	Spectaire Shares	Spectaire Shares after conversion ratio
Class A Common Stock	19,495,432	8,466,873

Public and private placement warrants

The 11,500,000 Public Warrants issued at the time of PCCT’s initial public offering and 10,050,000 warrants issued in connection with private placement at the time of PCCT’s initial public offering (the “Private Placement Warrants”) remained outstanding and became warrants for the Company (see Note 13).

Redemption

Prior to the closing of the Business Combination, certain PCCT public shareholders exercised their right to redeem certain of their outstanding shares for cash, resulting in the redemption of 952,924 shares of PCCT Class A common stock for an aggregate payment of $10,664,281.

Note 4 - Recapitalization

As discussed in Note 1, “Organization and Business Operations”, the Business Combination was consummated on October 19, 2023, which, for accounting purposes, was treated as the equivalent of Spectaire issuing stock for the net assets of PCCT, accompanied by a recapitalization. Under this method of accounting, PCCT was treated as the acquired company for financial accounting and reporting purposes under US GAAP.

Transaction Proceeds

Upon closing of the Business Combination, the Company received gross proceeds of $12.6 million from the Business Combination, offset by total transaction costs and other fees totaling of $12.6 million. The following table reconciles the elements of the Business Combination to the consolidated statements of cash flows and the consolidated statement of changes in stockholders’ deficit for the period ended December 31, 2023:

Cash-trust and cash, net of redemptions	$12,623,476
Less: transaction costs, loans and advisory fees, paid	(419,174)
Less: cash paid in connection with the forward purchase agreements	(12,204,302)
Net proceeds from the Business Combination	-
Less: deferred underwriting fees payable	(5,635,000)
Less: earnout liabilities	(49,894,000)
Less: convertible notes payable, accounts payable and accrued liabilities assumed (including accrued transaction legal costs of $6,211,891)	(9,739,970)
Add: other, net	24,004
Reverse recapitalization, net	$(65,244,966)

The number of shares of Common Stock issued immediately following the consummation of the Business Combination were:

PCCT Class A common stock, outstanding prior to the Business Combination	2,080,915
Less: Redemption of PCCT Class A common stock	(952,924)
Class A common stock of Perception Capital Corp. II	1,127,991
PCCT Class B common stock, outstanding prior to the Business Combination	5,750,000
Business Combination shares	6,877,991
Spectaire Shares	8,466,873
Common Stock immediately after the Business Combination	15,344,864

The number of Spectaire shares was determined as follows:

	Spectaire Shares	Spectaire Shares after conversion ratio
Class A Common Stock	19,495,432	8,466,873

Public and private placement warrants

The 11,500,000 Public Warrants issued at the time of PCCT’s initial public offering and 10,050,000 warrants issued in connection with private placement at the time of PCCT’s initial public offering (the “Private Placement Warrants”) remained outstanding and became warrants for the Company (see Note 13).

Redemption

Prior to the closing of the Business Combination, certain PCCT public shareholders exercised their right to redeem certain of their outstanding shares for cash, resulting in the redemption of 952,924 shares of PCCT Class A common stock for an aggregate payment of $10,664,281.

Transactions costs

For the year ended December 31, 2023, transaction costs incurred within general and administrative expenses on the consolidated statements of operations were as follows:

Years ended December 31, 2023

Accounting and auditing fees	$1,126,631
Legal fees	1,060,977
Total	$2,187,608